FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Fair Value Measurement as of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$9,987	$—	$9,987	$—

Total assets	$9,987	$—	$9,987	$—

Liabilities:
Forward exchange contracts	$793	$—	$793	$—
Warrant liability	160	160	—	—
Interest rate swaps	3,796	—	3,796	—
Options instruments classified as liability	2,682	—	—	2,682

Total liabilities	$7,431	$160	$4,589	$2,682

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2019. There were no assets measured at fair value on a recurring basis as of December 31, 2019.

	Fair Value Measurement as of December 31, 2019
	Total	Level 1	Level 2	Level 3
Liabilities:
Forward exchange contracts	$336	$—	$336	$—
Warrant liability	107	107	—	—
Interest rate swaps	2,296	—	2,296	—

Total liabilities	$2,739	$107	$2,632	$—

Summary of Carrying Amounts and Estimated Values of Total Debt	The carrying amounts and estimated fair values of our total debt as of December 31, 2020 and 2019 were as follows:

	As of December 31, 2020	As of December 31, 2019
Carrying amount, excluding unamortized discount and deferred financing costs	$661,708	$568,419
Fair value	$646,689	$546,301